Note 11 - Options (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		49,600	46,000
Allocated Share-based Compensation Expense (in Dollars)	$ 927,686	$ 1,749,999	$ 2,261,444
Proceeds from Stock Options Exercised (in Dollars)	$ 0	$ 1,742	$ 52,868
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		200	(2,750)
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	4.00%